Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111


Jeffrey A. Engelsman
(303) 689-4285 - tel.
(303)  689-3827 - fax.



Via EDGAR


Securities and Exchange Commission

Re:
Dear Ladies and Gentlemen:

Attached is a revision to the Maxim Series Account(the :Series Account") Prospectus submitted pursuant to ARule 497(e). This "sticker" is to be effected
October 1, 1996. The Sticker isprompted by the addition of a portfolio, the Maxim INVESCO BalancedPortfolio
, to the other investment options available through theSeries Account.

Should you have any questions regarding this filing, please don not hesitate to call me the above listed telephone number.











                                         Very truly yours,




                                         Jeffrey A. Engelsman
                                         Attorney